Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

December 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 51.1%
Information Technology – 14.0%
Communications Equipment – 0.1%
Ciena Corp.(a)	7,770	$598,057
Lumentum Holdings, Inc.(a)	7,720	816,544

		1,414,601

Electronic Equipment, Instruments & Components – 0.5%
Avnet, Inc.	18,130	747,500
Belden, Inc.	10,833	712,053
CDW Corp./DE	35,978	7,367,575
Cognex Corp.	9,080	706,061
Littelfuse, Inc.	1,930	607,332
Novanta, Inc.(a)	4,020	708,846

		10,849,367

IT Services – 2.4%
DigitaloOean Holdings, Inc.(a)	4,293	344,857
FleetCor Technologies, Inc.(a)	17,951	4,018,152
Flywire Corp.(a)	10,861	413,370
Genpact Ltd.	158,376	8,406,598
MongoDB, Inc.(a)	2,120	1,122,222
PayPal Holdings, Inc.(a)	40,405	7,619,575
Shift4 Payments, Inc. - Class A(a)	8,078	467,958
Visa, Inc. - Class A	111,385	24,138,243

		46,530,975

Semiconductors & Semiconductor Equipment – 2.9%
Analog Devices, Inc.	25,599	4,499,536
Entegris, Inc.	5,478	759,141
KLA Corp.	13,973	6,009,927
Kulicke & Soffa Industries, Inc.	8,846	535,537
Lattice Semiconductor Corp.(a)	11,115	856,522
MACOM Technology Solutions Holdings, Inc.(a)	10,048	786,759
MaxLinear, Inc. - Class A(a)	4,182	315,281
Monolithic Power Systems, Inc.	1,790	883,061
NVIDIA Corp.	53,912	15,856,058
NXP Semiconductors NV	44,641	10,168,327
ON Semiconductor Corp.(a)	26,546	1,803,004
QUALCOMM, Inc.	70,594	12,909,525
Synaptics, Inc.(a)	2,406	696,561
Wolfspeed, Inc.(a)	4,170	466,081

		56,545,320

Software – 5.6%
ACI Worldwide, Inc.(a)	15,560	539,932
Adobe, Inc.(a)	18,145	10,289,304
Avalara, Inc.(a)	5,612	724,565
Citrix Systems, Inc.	60,120	5,686,751
CommVault Systems, Inc.(a)	8,890	612,699
Freshworks, Inc.(a)	18,391	482,948
HashiCorp, Inc.(a)	3,914	356,330
Manhattan Associates, Inc.(a)	5,261	818,033

Company	Shares	U.S. $ Value

Microsoft Corp.(b)	208,801	$70,223,952
Monday.com Ltd.(a)	1,499	462,771
NortonLifeLock, Inc.	359,635	9,343,317
Oracle Corp.(b)	92,360	8,054,716
Samsara, Inc.(a)	15,137	425,501
Smartsheet, Inc. - Class A(a)	7,355	569,645
Varonis Systems, Inc.(a)	11,104	541,653

		109,132,117

Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.	233,043	41,381,446
Change Healthcare, Inc.(a)	31,380	670,904
Western Digital Corp.(a)	113,242	7,384,511

		49,436,861

		273,909,241

Consumer Discretionary – 7.0%
Auto Components – 0.4%
Dana, Inc.	18,552	423,356
Goodyear Tire & Rubber Co. (The)(a)	306,462	6,533,770
Lear Corp.	2,856	522,505

		7,479,631

Automobiles – 0.4%
Stellantis NV	391,238	7,339,625

Distributors – 0.1%
Pool Corp.	1,910	1,081,060

Diversified Consumer Services – 0.1%
Chegg, Inc.(a)	60,460	1,856,122
Houghton Mifflin Harcourt Co.(a)	25,452	409,777
Mister Car Wash, Inc.(a)	27,265	496,496

		2,762,395

Hotels, Restaurants & Leisure – 0.2%
Dine Brands Global, Inc.	9,430	714,888
Dutch Bros, Inc.(a)	5,105	259,896
Hilton Grand Vacations, Inc.(a)	10,580	551,324
Papa John’s International, Inc.	5,800	774,126
Planet Fitness, Inc.(a)	8,414	762,140
Portillo’s, Inc.(a)	6,750	253,395
Scientific Games Corp./DE - Class A(a)	7,600	507,908
Vail Resorts, Inc.	2,770	908,283

		4,731,960

Household Durables – 0.2%
KB Home	15,940	712,996
NVR, Inc.(a)	121	714,973
PulteGroup, Inc.	17,520	1,001,443
Taylor Morrison Home Corp. - Class A(a)	14,643	511,919
Tempur Sealy International, Inc.	18,282	859,803
TopBuild Corp.(a)	2,727	752,407

		4,553,541

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 2.1%
Amazon.com, Inc.(a) (b)	9,622	$32,083,019
eBay, Inc.	96,445	6,413,593
Etsy, Inc.(a)	15,937	3,489,247

		41,985,859

Leisure Products – 0.1%
Brunswick Corp.,/DE	3,176	319,918
Latham Group, Inc.(a)	20,386	510,262

		830,180

Specialty Retail – 2.4%
AutoZone, Inc.(a)	5,292	11,094,096
Dynatrace, Inc.(a)	11,100	669,885
Five Below, Inc.(a)	3,948	816,802
Floor & Decor Holdings, Inc. - Class A(a)	6,830	887,968
Home Depot, Inc. (The)	57,547	23,882,580
Lithia Motors, Inc. - Class A	1,905	565,690
National Vision Holdings, Inc.(a)	12,376	593,924
Sally Beauty Holdings, Inc.(a)	30,570	564,322
TJX Cos., Inc. (The)	83,642	6,350,101
Williams-Sonoma, Inc.	3,885	657,070

		46,082,438

Textiles, Apparel & Luxury Goods – 1.0%
Carter’s, Inc.	8,860	896,809
Deckers Outdoor Corp.(a)	11,198	4,101,940
Kontoor Brands, Inc.	9,760	500,200
NIKE, Inc. - Class B	81,978	13,663,273
Ralph Lauren Corp.	6,220	739,309
Tapestry, Inc.	13,050	529,830

		20,431,361

		137,278,050

Health Care – 6.7%
Biotechnology – 0.9%
ADC Therapeutics SA(a)	7,783	157,217
Arrowhead Pharmaceuticals, Inc.(a)	5,340	354,042
Ascendis Pharma A/S (Sponsored ADR)(a)	2,073	278,881
Biohaven Pharmaceutical Holding Co., Ltd.(a)	2,548	351,140
Blueprint Medicines Corp.(a)	3,506	375,528
Coherus Biosciences, Inc.(a)	15,625	249,375
Erasca, Inc.(a)	9,287	144,691
Instil Bio, Inc.(a)	12,805	219,093
Intellia Therapeutics, Inc.(a)	3,170	374,821
Legend Biotech Corp. (ADR)(a)	5,979	278,681
Regeneron Pharmaceuticals, Inc.(a)	8,890	5,614,213
Turning Point Therapeutics, Inc. - Class I(a)	5,266	251,188

Company	Shares	U.S. $ Value

Ultragenyx Pharmaceutical, Inc.(a)	4,043	$339,976
Vertex Pharmaceuticals, Inc.(a)	36,976	8,119,929
Vir Biotechnology, Inc.(a)	6,660	278,854

		17,387,629

Health Care Equipment & Supplies – 1.8%
Align Technology, Inc.(a)	10,085	6,627,660
AtriCure, Inc.(a)	9,530	662,621
Edwards Lifesciences Corp.(a)	65,557	8,492,909
Insulet Corp.(a)	1,805	480,256
Integra LifeSciences Holdings Corp.(a)	10,610	710,764
Medtronic PLC	118,866	12,296,688
Silk Road Medical, Inc.(a)	8,335	355,154
Zimmer Biomet Holdings, Inc.	50,334	6,394,432

		36,020,484

Health Care Providers & Services – 2.3%
Acadia Healthcare Co., Inc.(a)	13,190	800,633
Alignment Healthcare, Inc.(a)	26,964	379,114
Anthem, Inc.	24,966	11,572,740
Guardant Health, Inc.(a)	4,419	441,988
LianBio (ADR)(a)	8,273	50,962
MEDNAX, Inc.(a)	34,560	940,378
UnitedHealth Group, Inc.	60,104	30,180,622

		44,366,437

Life Sciences Tools & Services – 0.1%
10X Genomics, Inc.(a)	4,804	715,604
ICON PLC(a)	2,411	746,687
Repligen Corp.(a)	3,291	871,588
Syneos Health, Inc.(a)	7,970	818,360

		3,152,239

Pharmaceuticals – 1.6%
Johnson & Johnson	33,623	5,751,887
Roche Holding AG (Sponsored ADR)	278,962	14,419,546
Zoetis, Inc.	44,676	10,902,284

		31,073,717

		132,000,506

Communication Services – 5.8%
Diversified Telecommunication Services – 0.7%
Comcast Corp. - Class A	268,649	13,521,104

Entertainment – 0.6%
Electronic Arts, Inc.	34,033	4,488,953
Take-Two Interactive Software, Inc.(a)	41,802	7,429,051

		11,918,004

Company	Shares	U.S. $ Value

Interactive Media & Services – 4.0%
Alphabet, Inc. - Class C(a)	17,184	$49,723,451
Meta Platforms, Inc. - Class A(a)	86,367	29,049,540

		78,772,991

Media – 0.1%
Criteo SA (Sponsored ADR)(a)	18,376	714,275

Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.(a)	72,753	8,437,893

		113,364,267

Industrials – 5.4%
Aerospace & Defense – 0.7%
Axon Enterprise, Inc.(a)	4,372	686,404
Howmet Aerospace, Inc.	15,710	500,049
Raytheon Technologies Corp.	133,322	11,473,691
Spirit AeroSystems Holdings, Inc. - Class A	20,940	902,305

		13,562,449

Airlines – 0.0%
SkyWest, Inc.(a)	15,832	622,198

Building Products – 0.1%
Armstrong World Industries, Inc.	6,320	733,878
Masonite International Corp.(a)	5,747	677,859
Trex Co., Inc.(a)	6,294	849,879

		2,261,616

Commercial Services & Supplies – 0.1%
ADT, Inc.	69,140	581,467
MillerKnoll, Inc.	16,730	655,649

		1,237,116

Construction & Engineering – 0.6%
AECOM(a)	135,056	10,446,582
Dycom Industries, Inc.(a)	7,990	749,142
WillScot Mobile Mini Holdings Corp.(a)	17,180	701,631

		11,897,355

Electrical Equipment – 1.2%
AMETEK, Inc.	3,926	577,279
Eaton Corp. PLC	69,396	11,993,017
Plug Power, Inc.(a)	19,550	551,896
Regal Rexnord Corp.	59,464	10,119,584
Sensata Technologies Holding PLC(a)	2,773	171,066

		23,412,842

Machinery – 0.6%
Chart Industries, Inc.(a)	3,430	547,051
Crane Co.	4,876	496,036
Ingersoll Rand, Inc.	10,970	678,714
ITT, Inc.	5,980	611,096
Middleby Corp. (The)(a)	3,470	682,757
Oshkosh Corp.	66,348	7,478,083
Timken Co. (The)	8,380	580,650

		11,074,387

Company	Shares	U.S. $ Value

Marine – 0.0%
Kirby Corp.(a)	4,675	$277,788

Professional Services – 0.8%
Booz Allen Hamilton Holding Corp.	70,295	5,960,313
Jacobs Engineering Group, Inc.	3,700	515,151
Korn Ferry	7,920	599,782
Robert Half International, Inc.	74,625	8,322,180

		15,397,426

Road & Rail – 1.2%
CSX Corp.	375,565	14,121,244
Knight-Swift Transportation Holdings, Inc.	137,540	8,381,687
TFI International, Inc.	5,460	612,121

		23,115,052

Trading Companies & Distributors – 0.1%
Applied Industrial Technologies, Inc.	5,070	520,689
GATX Corp.	3,790	394,880
Herc Holdings, Inc.	5,970	934,604
SiteOne Landscape Supply, Inc.(a)	3,230	782,564

		2,632,737

		105,490,966

Financials – 5.1%
Banks – 2.7%
Bank of America Corp.	416,154	18,514,692
Citigroup, Inc.	88,292	5,331,954
Comerica, Inc.	10,430	907,410
First Citizens BancShares, Inc./NC - Class A	1,110	921,123
First Hawaiian, Inc.	24,460	668,492
Pinnacle Financial Partners, Inc.	6,280	599,740
PNC Financial Services Group, Inc. (The)	37,488	7,517,094
Signature Bank/New York NY	2,090	676,052
SVB Financial Group(a)	517	350,650
Synovus Financial Corp.	16,074	769,462
Texas Capital Bancshares, Inc.(a)	11,785	710,046
Umpqua Holdings Corp.	26,258	505,204
Webster Financial Corp.	13,422	749,485
Wells Fargo & Co.	295,432	14,174,827
Wintrust Financial Corp.	8,460	768,337
Zions Bancorp NA	11,171	705,560

		53,870,128

Capital Markets – 1.8%
Ares Management Corp. - Class A	9,793	795,877
CME Group, Inc. - Class A	26,571	6,070,411
Goldman Sachs Group, Inc. (The)	48,760	18,653,138
LPL Financial Holdings, Inc.	49,629	7,945,106
Moelis & Co.	11,302	706,488
Stifel Financial Corp.	9,645	679,201

		34,850,221

Company	Shares	U.S. $ Value

Consumer Finance – 0.0%
Fisker, Inc.(a)	14,130	$222,265

Insurance – 0.6%
American Financial Group, Inc./OH	5,442	747,296
Everest Re Group Ltd.	1,960	536,883
Goosehead Insurance, Inc. - Class A	2,730	355,118
Hanover Insurance Group, Inc. (The)	4,820	631,709
Inari Medical, Inc.(a)	7,728	705,335
Kemper Corp.	2,945	173,137
Kinsale Capital Group, Inc.	3,424	814,535
Progressive Corp. (The)	62,890	6,455,659
Selective Insurance Group, Inc.	6,444	528,021

		10,947,693

Thrifts & Mortgage Finance – 0.0%
BankUnited, Inc.	14,430	610,533

		100,500,840

Consumer Staples – 2.7%
Beverages – 0.9%
Coca-Cola Co., (The)	185,650	10,992,336
Constellation Brands, Inc. - Class A	22,444	5,632,771

		16,625,107

Food & Staples Retailing – 1.1%
Costco Wholesale Corp.	12,412	7,046,293
Walmart, Inc.	102,858	14,882,524

		21,928,817

Food Products – 0.1%
Freshpet, Inc.(a)	3,515	334,874
Hain Celestial Group, Inc. (The)(a)	20,187	860,168
Nomad Foods Ltd.(a)	30,584	776,528

		1,971,570

Household Products – 0.6%
Procter & Gamble Co. (The)(b)	72,378	11,839,593

		52,365,087

Real Estate – 1.6%
Diversified REITs – 0.0%
Broadstone Net Lease, Inc.	20,080	498,386

Equity Real Estate Investment Trusts (REITs) – 1.6%
American Campus Communities, Inc.	101,575	5,819,232
American Tower Corp.	20,542	6,008,535
Camden Property Trust	5,728	1,023,479
Cousins Properties, Inc.	16,857	679,000
CubeSmart	14,851	845,170
MGM Growth Properties LLC - Class A	7,280	297,388
Mid-America Apartment Communities, Inc.	28,280	6,488,563
Physicians Realty Trust	44,336	834,847
Prologis, Inc.	47,104	7,930,429
Safehold, Inc.	6,450	515,033
STAG Industrial, Inc.	15,100	724,196

		31,165,872

		31,664,258

Company	Shares	U.S. $ Value

Utilities – 1.0%
Electric Utilities – 1.0%
American Electric Power Co., Inc.	95,165	$8,466,830
IDACORP, Inc.	8,411	953,050
NextEra Energy, Inc.	110,471	10,313,573

		19,733,453

Gas Utilities – 0.0%
Southwest Gas Holdings, Inc.	6,760	473,538

		20,206,991

Energy – 1.0%
Energy Equipment & Services – 0.0%
Cactus, Inc. - Class A	21,640	825,133

Oil, Gas & Consumable Fuels – 1.0%
Chevron Corp.	74,515	8,744,335
Coterra Energy, Inc.	38,599	733,381
EOG Resources, Inc.	95,456	8,479,357
HollyFrontier Corp.	20,105	659,042
Matador Resources Co.	11,860	437,871

		19,053,986

		19,879,119

Materials – 0.8%
Chemicals – 0.6%
GCP Applied Technologies, Inc.(a)	1,772	56,102
Innospec, Inc.	4,320	390,269
Linde PLC	30,669	10,624,662
Orion Engineered Carbons SA(a)	22,745	417,598
Trinseo PLC	8,755	459,287

		11,947,918

Containers & Packaging – 0.1%
Berry Global Group, Inc.(a)	10,080	743,702
Sealed Air Corp.	10,208	688,734

		1,432,436

Metals & Mining – 0.1%
Carpenter Technology Corp.	18,511	540,336
Reliance Steel & Aluminum Co.	4,513	732,099

		1,272,435

		14,652,789

Capital Goods – 0.0%
Electrical Components & Equipment – 0.0%
Vertiv Holdings Co.	18,340	457,950

Total Common Stocks (cost $560,226,400)		1,001,770,064

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 41.0%
Funds and Investment Trusts – 41.0%(c) (d)
AB All Market Real Return Portfolio - Class Z		13,915,572	$134,841,897
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z		9,127,634	118,476,686
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z		34,714,344	461,006,486
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z		2,551,203	38,982,379
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z		1,689,709	50,961,628

Total Investment Companies (cost $649,228,512)			804,269,076

	Notional Amount

OPTIONS PURCHASED - PUTS – 1.2%
Options on Equity Indices – 1.2%
Euro STOXX 50 Index Expiration: Sep 2022; Contracts: 26,680; Exercise Price: EUR 3,300.00; Counterparty: UBS AG(a)	EUR	88,044,000	2,344,707
FTSE 100 Index Expiration: Apr 2022; Contracts: 5,720; Exercise Price: GBP 5,600.00; Counterparty: JPMorgan Chase Bank, NA(a)	GBP	32,032,000	196,569
FTSE 100 Index Expiration: Dec 2022; Contracts: 5,230; Exercise Price: GBP 5,700.00; Counterparty: UBS AG(a)	GBP	29,811,000	1,060,765
Nikkei 225 Index Expiration: Dec 2022; Contracts: 317,000; Exercise Price: JPY 23,000.00; Counterparty: UBS AG(a)	JPY	7,291,000,000	1,937,697
S&P 500 Index Expiration: Nov 2022; Contracts: 187,200; Exercise Price: USD 3,575.00; Counterparty: UBS AG(a)	USD	669,240,000	18,697,625

Total Options Purchased - Puts (premiums paid $28,528,743)			24,237,363

	Shares

SHORT-TERM INVESTMENTS – 7.2%
Investment Companies – 7.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $140,905,683)		140,905,683	140,905,683

Total Investments – 100.5% (cost $1,378,889,338)(f)			1,971,182,186
Other assets less liabilities – (0.5)%			(9,588,827)

Net Assets – 100.0%			$1,961,593,359

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	548	March 2022	$55,485,652	$113,442
10 Yr Japan Bond (OSE) Futures	106	March 2022	139,689,994	(485,800)
Euro Buxl 30 Yr Bond Futures	27	March 2022	6,355,082	(317,261)
Euro STOXX 50 Index Futures	2,132	March 2022	104,069,681	2,522,930
Euro-BOBL Futures	66	March 2022	10,011,783	(84,983)
Euro-Bund Futures	530	March 2022	103,405,480	(1,839,257)
FTSE 100 Index Futures	346	March 2022	34,300,364	(253,216)
Long Gilt Futures	481	March 2022	81,317,085	(1,038,035)
MSCI Singapore IX ETS Futures	982	January 2022	24,786,829	164,574
Nikkei 225 (OSE) Futures	51	March 2022	12,759,976	111,357
S&P 500 E-Mini Futures	564	March 2022	134,189,700	1,479,129
TOPIX Index Futures	319	March 2022	55,241,937	202,528
U.S. T-Note 2 Yr (CBT) Futures	900	March 2022	196,354,688	(368,491)
U.S. T-Note 10 Yr (CBT) Futures	3,188	March 2022	415,934,375	3,402,900
U.S. Ultra Bond (CBT) Futures	490	March 2022	96,591,250	1,308,232
Sold Contracts
10 Yr Canadian Bond Futures	10	March 2022	1,127,475	(21,597)
E-Mini Russell 2000 Futures	201	March 2022	22,540,140	248,792
Hang Seng Index Futures	228	January 2022	34,285,308	(424,037)
MSCI Emerging Markets Futures	2,150	March 2022	131,827,250	(21,514)
OMXS 30 Index Futures	1,260	January 2022	33,733,815	(124,193)
S&P 400 E-Mini Futures	56	March 2022	15,891,120	(526,705)
S&P/TSX 60 Index Futures	272	March 2022	55,085,940	(364,239)
SPI 200 Futures	146	March 2022	19,510,381	174,490

				$3,859,046

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	GBP	23,283	USD	31,573	01/14/2022	$58,188
BNP Paribas SA	USD	510	NOK	4,348	01/20/2022	(16,367)
BNP Paribas SA	AUD	41,101	USD	30,032	02/08/2022	125,687
Citibank, NA	NOK	89,591	USD	9,855	01/20/2022	(314,959)
Citibank, NA	USD	4,060	SEK	36,936	01/20/2022	28,434
Citibank, NA	EUR	11,940	USD	13,811	02/10/2022	206,478
Citibank, NA	USD	70,510	CAD	88,780	02/10/2022	(328,687)
Goldman Sachs Bank USA	GBP	52,609	USD	69,756	01/14/2022	(1,452,507)
Goldman Sachs Bank USA	NOK	114,431	USD	12,706	01/20/2022	(283,870)
Goldman Sachs Bank USA	SEK	215,186	USD	23,769	01/20/2022	(47,632)
Goldman Sachs Bank USA	USD	708	SEK	6,424	01/20/2022	3,187
Goldman Sachs Bank USA	USD	27,649	JPY	3,152,262	02/09/2022	(238,117)
Goldman Sachs Bank USA	EUR	20,374	USD	23,422	02/10/2022	208,238
HSBC Bank USA	CHF	62,099	USD	67,661	01/13/2022	(505,607)
HSBC Bank USA	GBP	21,975	USD	29,449	01/14/2022	(294,582)
HSBC Bank USA	SEK	126,320	USD	14,474	01/20/2022	493,108
HSBC Bank USA	USD	75,250	NOK	643,555	01/20/2022	(2,194,295)
HSBC Bank USA	USD	931	SEK	8,123	01/20/2022	(32,292)
JPMorgan Chase Bank, NA	USD	18,010	SEK	156,597	01/20/2022	(678,247)
Morgan Stanley & Co., Inc.	CHF	50,070	USD	54,451	01/13/2022	(511,474)
Morgan Stanley & Co., Inc.	USD	84,930	CHF	77,962	01/13/2022	649,553
Morgan Stanley & Co., Inc.	GBP	38,740	USD	51,922	01/14/2022	(513,216)
Morgan Stanley & Co., Inc.	USD	113,695	GBP	85,951	01/14/2022	2,641,689

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	NOK	67,257	USD	7,942	01/20/2022	$307,108
Morgan Stanley & Co., Inc.	NOK	581,031	USD	64,724	01/20/2022	(1,234,369)
Morgan Stanley & Co., Inc.	NZD	2,029	USD	1,407	01/20/2022	17,176
Morgan Stanley & Co., Inc.	NZD	1,903	USD	1,294	01/20/2022	(9,369)
Morgan Stanley & Co., Inc.	SEK	267,872	USD	31,023	01/20/2022	1,375,135
Morgan Stanley & Co., Inc.	USD	28,829	NOK	250,252	01/20/2022	(420,373)
Morgan Stanley & Co., Inc.	USD	70,144	SEK	635,286	01/20/2022	169,494
Morgan Stanley & Co., Inc.	USD	82,046	SEK	727,819	01/20/2022	(1,490,567)
Morgan Stanley & Co., Inc.	AUD	49,865	USD	36,676	02/08/2022	393,186
Morgan Stanley & Co., Inc.	AUD	17,282	USD	12,361	02/08/2022	(212,982)
Morgan Stanley & Co., Inc.	USD	14,335	AUD	19,831	02/08/2022	94,206
Morgan Stanley & Co., Inc.	JPY	11,361,086	USD	99,567	02/09/2022	774,994
Morgan Stanley & Co., Inc.	USD	15,313	JPY	1,726,374	02/09/2022	(300,913)
Morgan Stanley & Co., Inc.	CAD	53,842	USD	42,630	02/10/2022	67,362
Morgan Stanley & Co., Inc.	EUR	81,166	USD	92,139	02/10/2022	(336,784)
Morgan Stanley & Co., Inc.	USD	58,341	CAD	74,461	02/10/2022	520,465
Morgan Stanley & Co., Inc.	USD	53,338	EUR	47,012	02/10/2022	224,480
State Street Bank & Trust Co.	GBP	168	USD	223	01/14/2022	(3,318)
State Street Bank & Trust Co.	USD	222	GBP	168	01/14/2022	5,016

						$(3,057,343)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
FTSE 100 Index(g)	UBS AG	5,720	GBP	5,600.00	April 2022	GBP	32,032	$832,104	$(196,569)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	21,740	03/18/2022	$741,201
Swiss Market Index Futures	0.00%	Monthly	CHF	1,662	03/18/2022	13,472
Swiss Market Index Futures	0.00%	Monthly	CHF	3,325	03/18/2022	(9,971)

						$744,702

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $627,033,766 and gross unrealized depreciation of investments was $(32,558,975), resulting in net unrealized appreciation of $594,474,791.

(g)	One contract relates to 1 share.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,001,770,064	$—	$—	$1,001,770,064
Investment Companies	804,269,076	—	—	804,269,076
Options Purchased - Puts	—	24,237,363	—	24,237,363
Short-Term Investments	140,905,683	—	—	140,905,683

Total Investments in Securities	1,946,944,823	24,237,363	—	1,971,182,186
Other Financial Instruments(b):
Assets:
Futures	9,728,374	—	—	9,728,374
Forward Currency Exchange Contracts	—	8,363,184	—	8,363,184
Total Return Swaps	—	754,673	—	754,673
Liabilities:
Futures	(5,869,328)	—	—	(5,869,328)
Forward Currency Exchange Contracts	—	(11,420,527)	—	(11,420,527)
Put Options Written	—	(196,569)	—	(196,569)
Total Return Swaps	—	(9,971)	—	(9,971)

Total	$1,950,803,869	$21,728,153	$—	$1,972,532,022

(a)	See the Schedule of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2021 is as follows:

							Distributions
Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 12/31/2021 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$171,734	$113,516	$144,344	$0	$0	$140,906	$4	$0
AB All Market Real Return Portfolio	171,932	16,492	43,821	978	(10,739)	134,842	16,492	0
Bernstein Fund, Inc. - International Small Cap Portfolio	117,805	4,422	0	0	(3,750)	118,477	4,421	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	451,328	25,936	0	0	(16,258)	461,006	25,937	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	36,856	2,190	0	0	(64)	38,982	2,190	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	51,516	4,654	0	0	(5,208)	50,962	4,653	0
Total	$1,001,171	$167,210	$188,165	$978	$(36,019)	$945,175	$53,697	$0